As filed with the Securities and Exchange Commission on August 30, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2010

Date of reporting period:  June 30, 2010

Item 1. Schedules of Investments.

Chase Growth Fund
Schedule of Investments
at June 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.6%
	Auto/Auto Parts - 1.6%
171,500	O'Reilly Automotive, Inc.*	$8,156,540
	Beverage - 1.5%
76,490	Companhia de Bebidas das Americas - ADR	7,726,255
	Broadcast Media - 1.5%
221,000	DIRECTV - Class A*	7,496,320
	Chemicals - Specialty - 1.2%
76,900	Lubrizol Corp.	6,175,839
	Computer Hardware - 7.9%
100,910	Apple Inc.*	25,381,892
345,290	Hewlett Packard Co.	14,944,151
		40,326,043
	Computer Software - Desktop/Small Business - 5.4%
297,600	Intuit Inc.*	10,347,552
746,210	Microsoft Corp.	17,170,292
		27,517,844
	Computer - Storage - 6.0%
912,720	EMC Corp.*	16,702,776
373,070	NetApp, Inc.*	13,919,242
		30,622,018
	Conglomerates - 7.0%
234,800	3M Co.	18,546,852
266,900	United Technologies Corp.	17,324,479
		35,871,331
	Drugs - Generic - 2.3%
201,100	Hospira Inc.*	11,553,195
	Drugs - Proprietary - 2.0%
180,700	Allergan, Inc.	10,527,582
	Electrical Equipment - 1.8%
211,900	Cooper Industries PLC	9,323,600
	Electrical Instruments - 0.7%
58,400	Waters Corp.*	3,778,480
	Energy/Oil & Gas Exploration & Production - 1.9%
204,600	Newfield Exploration Co.*	9,996,756
	Food - 2.6%
383,200	General Mills, Inc.	13,611,264
	Footwear - 2.0%
149,300	NIKE, Inc. - Class B	10,085,215
	Health Care Distribution - 5.8%
381,500	AmerisourceBergen Corp.	12,112,625
265,660	McKesson Corp.	17,841,726
		29,954,351
	Health Care Products - 1.8%
193,170	Life Technologies Corp.*	9,127,282
	Health Care Services - 3.1%
340,180	Express Scripts, Inc.*	15,995,264
	Household Products - 1.7%
110,400	Colgate-Palmolive Co.	8,695,104
	Industrial Distributors - 1.8%
91,440	W.W. Grainger, Inc.	9,093,708
	Luxury Goods - 2.6%
361,300	Coach, Inc.	13,205,515
	Machinery - 2.1%
294,000	Danaher Corp.	10,913,280
	Medical Products - 1.1%
96,200	ResMed Inc.*	5,849,922
	Metals - Precious - 5.6%
342,770	Barrick Gold Corp.+	15,565,186
216,900	Newmont Mining Corp.	13,391,406
		28,956,592
	Railroad - 3.3%
240,100	Union Pacific Corp.	16,689,351
	Restaurants - 8.8%
262,400	McDonald's Corp.	17,284,288
680,060	Starbucks Corp.*	16,525,458
288,100	Yum! Brands, Inc.	11,247,424
		45,057,170
	Retail - Apparel - 2.1%
307,400	Urban Outfitters, Inc.*	10,571,486
	Retail - Discount - 6.1%
160,100	Ross Stores Inc.	8,531,729
535,900	TJX Companies, Inc.	22,481,005
		31,012,734
	Service Companies - 2.9%
296,700	Cognizant Technology Solutions - Class A*	14,852,802
	Telecommunication Equipment - 1.4%
156,000	American Tower Corp. - Class A*	6,942,000

	TOTAL COMMON STOCKS (Cost $456,763,973)	489,684,843

	SHORT-TERM INVESTMENTS - 3.7%
19,036,907	AIM STIT Treasury Portfolio - Institutional Class, 0.04%#	19,036,907
	TOTAL SHORT-TERM INVESTMENTS (Cost $19,036,907)	19,036,907
	Total Investments in Securities (Cost $475,800,880) - 99.3%	508,721,750
	Other Assets in Excess of Liabilities - 0.7%	3,433,258
	NET ASSETS - 100.0%	$512,155,008

ADR - American Depositary Receipt
* Non-income producing security.
+U.S. traded security of a foreign issuer.
# Rate shown is the 7-day yield as of June 30, 2010.

The cost basis of investments for federal tax purposes at June 30, 2010 was as follows**:

Cost of investments	$458,858,680
Gross unrealized appreciation	$67,213,280
Gross unrealized depreciation	(17,350,210)
Net unrealized appreciation	$49,863,070

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$125,584,980	$—	$—	$125,584,980
Consumer Staples	30,032,623	—	—	30,032,623
Energy	9,996,756	—	—	9,996,756
Health Care	86,786,076	—	—	86,786,076
Industrials	81,891,270	—	—	81,891,270
Information Technology	113,318,707	—	—	113,318,707
Materials	35,132,431	—	—	35,132,431
Telecommunication Services	6,942,000	—	—	6,942,000
Total Equity	489,684,843	—	—	489,684,843
Short-Term Investments	19,036,907	—	—	19,036,907
Total Investments in Securities	$508,721,750	$—	$—	$508,721,750

Chase Mid-Cap Growth Fund
Schedule of Investments
at June 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.8%
	Auto/Auto Parts - 2.3%
5,900	O'Reilly Automotive Inc.*	$280,604
	Chemicals - 3.5%
10,700	Albemarle Corp.	424,897
	Chemicals - Specialty - 2.0%
3,100	Lubrizol Corp.	248,961
	Computer - Semiconductors - 2.4%
11,800	Altera Corp.	292,758
	Computer Software - Enterprise - 7.9%
9,100	Progress Software Corp.*	273,273
10,500	Solera Holdings, Inc.	380,100
25,100	TIBCO Software Inc.*	302,706
		956,079
	Computer - Storage - 4.8%
14,600	Informatica Corp.*	348,648
6,100	NetApp, Inc.*	227,591
		576,239
	Defense - 1.6%
3,600	Rockwell Collins, Inc.	191,268
	Dental Supplies - 2.2%
4,900	Henry Schein, Inc.*	269,010
	Drugs - Generic - 6.2%
4,300	Hospira, Inc.*	247,035
5,500	Perrigo Co.	324,885
4,500	Watson Pharmaceucticals, Inc.*	182,565
		754,485
	Education Services - 3.6%
2,300	Capella Education Co.*	187,105
10,800	Grand Canyon Education, Inc.*	253,044
		440,149
	Electrical Equipment - 4.7%
7,100	Cooper Industries PLC	312,400
4,600	Regal-Beloit Corp.	256,588
		568,988
	Electronics - 1.0%
4,900	Avnet, Inc.*	118,139
	Energy/Oil & Gas Exploration & Production - 2.0%
5,000	Newfield Exploration Co.*	244,300
	Food - 2.2%
5,800	TreeHouse Foods, Inc.*	264,828
	Footwear - 4.0%
1,970	Deckers Outdoor Corp.*	281,454
8,000	Wolverine World Wide, Inc.	201,760
		483,214
	Health Care Distribution - 4.0%
15,100	AmerisourceBergen Corp.	479,425
	Health Care Services - 4.5%
8,100	Catalyst Health Solutions, Inc.*	279,450
4,700	MEDNEX, Inc.*	261,367
		540,817
	Household Products - 2.2%
4,200	Church & Dwight Co., Inc.	263,382
	Industrial Distributors - 2.4%
2,900	W.W. Grainger, Inc.	288,405
	Luxury Goods - 1.8%
6,200	Fossil, Inc.*	215,140
	Media & Advertising - 2.0%
6,000	Scripps Networks Interactive - Class A	242,040
	Medical Products - 3.7%
4,600	Edwards Lifesciences Corp.*	257,692
3,100	ResMed Inc.*	188,511
		446,203
	Metals - Precious - 2.2%
15,400	IAMGOLD Corp.+	272,272
	Railroad - 2.1%
6,900	Genesee & Wyoming Inc.*	257,439
	Restaurants - 5.2%
2,490	Chipotle Mexican Grill, Inc.*	340,657
3,800	Panera Bread Co. - Class A*	286,102
		626,759
	Retail - Apparel - 2.1%
7,400	Urban Outfitters, Inc.*	254,486
	Retail - Discount - 8.3%
3,600	Big Lots, Inc.*	115,524
9,510	Dollar Tree, Inc.*	395,901
7,070	Ross Stores, Inc.	376,760
2,900	TJX Companies, Inc.	121,655
		1,009,840
	Retail - Specialty - 2.8%
5,500	Tractor Supply Co.	335,335
	Semiconductors - 3.4%
4,100	Atheros Communications, Inc.*	112,914
17,700	Skyworks Solutions, Inc.*	297,183
		410,097
	Wireless Telecommmunications - 1.7%
9,900	Syniverse Holdings Inc.*	202,455
	TOTAL COMMON STOCKS (Cost $11,218,568)	11,958,014

	SHORT-TERM INVESTMENTS - 0.0%
111	AIM STIT Treasury Portfolio - Institutional Class, 0.04%#	111
	TOTAL SHORT-TERM INVESTMENTS (Cost $111)	111
	Total Investments in Securities (Cost $11,218,679) - 98.8%	11,958,125
	Other Assets in Excess of Liabilities - 1.2%	150,827
	NET ASSETS - 100.0%	$12,108,952

* Non-income producing security.
+U.S. traded security of a foreign issuer.
# Rate shown is the 7-day yield as of June 30, 2010.

The cost basis of investments for federal tax purposes at June 30, 2010 was as follows**:

Cost of investments	$11,218,679
Gross unrealized appreciation	$1,216,525
Gross unrealized depreciation	(477,079)
Net unrealized appreciation	$739,446

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Summary of Fair Value Exposure at June 30, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$3,887,567	$—	$—	$3,887,567
Consumer Staples	528,210	—	—	528,210
Energy	244,300	—	—	244,300
Health Care	2,489,940	—	—	2,489,940
Industrials	1,306,100	—	—	1,306,100
Information Technology	2,353,312	—	—	2,353,312
Materials	946,130	—	—	946,130
Telecommunication Services	202,455	—	—	202,455
Total Equity	11,958,014	—	—	11,958,014
Short-Term Investments	111	—	—	111
Total Investments in Securities	$11,958,125	$—	$—	$11,958,125

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    8/12/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    8/12/2010

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    8/12/2010

* Print the name and title of each signing officer under his or her signature.